Borrowings - Schedule of Allocation of the Loan Proceeds and Movements in Liability (Details) - Perceptive Credit Agreement - USD ($) $ in Thousands		12 Months Ended
	May 02, 2024	Dec. 31, 2025	Dec. 31, 2024
Changes In Borrowings [Abstract]
Balance at beginning of period		$ 13,237	$ 0
Gross proceeds	$ 50,000	35,000	15,000
Proceeds net of transaction costs		34,563	13,930
Warrant obligation at issuance		(474)	(656)
Interest expense		3,891	1,290
Interest paid		(3,521)	(1,152)
Currency translation adjustments		37	(175)
Balance at end of period		47,733	13,237
Perceptive Credit Holdings Warrants
Changes In Borrowings [Abstract]
Transaction costs		$ (437)	$ (1,070)